As filed with the Securities and Exchange Commission on May 6, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                   Date of fiscal year end: FEBRUARY 29, 2004

      Date of reporting period: SEPTEMBER 1, 2003 THROUGH FEBRUARY 29, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

        MONARCH
        FUNDS                       SEMI-ANNUAL REPORT

                                    FEBRUARY 29, 2004 (UNAUDITED)





                                    DAILY ASSETS TREASURY FUND

                                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                    DAILY ASSETS GOVERNMENT FUND

                                    DAILY ASSETS CASH FUND

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
A Message to Our Shareholders
--------------------------------------------------------------------------------
February 29, 2004


Dear Shareholders:

During the past year, the Federal Reserve Bank has continued to focus its efforts on moving the economy forward and encouraging job growth. In order to reach this goal, the Fed has maintained the Federal Funds rate at 1% since June 2003. While the Gross Domestic Product has grown rapidly over the last six months, job growth remains anemic. This has created a flat yield curve in the short end of the market, which has allowed our portfolio management team to shorten average maturities of the funds' portfolios without sacrificing yield. The Federal Reserve Bank will eventually increase the Federal Funds rate. When this happens, we believe that our funds will be well positioned to take advantage of that increase.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund and performance leader, continued to exhibit strong performance for the six months ended February 29, 2004. For the ten-year period ended as of that date, the fund's Universal Shares held the number two spot out of 43 funds within the Government and Agencies Institutional category tracked by iMoneyNet, Inc. (The Universal Shares seven-day yield as of February 29, 2004 was 0.92%.)*

For nearly 12 years, we have remained committed to maintaining your $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.


                                                        Sincerely,

                                                        /s/ John Y. Keffer
                                                        ------------------
                                                        John Y. Keffer
                                                        Trustee



* PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL
(800)-754-8757. UNIVERSAL SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 16 OUT OF 161, SIX OUT OF 93, AND TWO OUT OF 44 WITHIN THE GOVERNMENT AND AGENCIES INSTITUTIONAL FUNDS CATEGORY FOR THE 1-, 5- AND 10-YEAR TOTAL RETURNS AS OF MARCH 31, 2004. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES.


ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR.(4/04)


MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Treasury Fund
--------------------------------------------------------------------------------
February 29, 2004


     FACE                  SECURITY
    AMOUNT                DESCRIPTION                                                           RATE    MATURITY          VALUE
-------------         --------------------                                                      ----    --------     --------------
                U.S. TREASURY BILLS * - 73.3%
$150,000,000    U.S. Treasury Bill                                                              0.90%   03/25/04       $ 149,906,000
  50,000,000    U.S. Treasury Bill                                                              0.96    06/24/04          49,845,069
                                                                                                                 -------------------

                Total U.S. Treasury Bills                                                                                199,751,069
                                                                                                                 -------------------

                REPURCHASE AGREEMENTS - 26.8%
  26,675,000    Bank of America Securities LLC, to be repurchased at $26,677,223;
                       collateralized by various U.S. Treasury Obligations                      1.00    03/01/04          26,675,000
  23,000,000    Bear Stearns & Co., Inc., to be repurchased at $23,001,840;
                       collateralized by various U.S. Treasury Obligations                      0.96    03/01/04          23,000,000
  23,450,000    Merrill Lynch, Pierce, Fenner & Smith, Inc., to be repurchased at $23,451,896;
                       collateralized by various U.S. Treasury Obligations                      0.97    03/01/04          23,450,000
                                                                                                                 -------------------

                Total Repurchase Agreements                                                                               73,125,000
                                                                                                                 -------------------

                Total Investments at Amortized Cost - 100.1%                                                           $ 272,876,069
                Other Assets and Liabilities, Net - (0.1)%                                                                 (198,728)
                                                                                                                 -------------------
                NET ASSETS - 100.0%                                                                                    $ 272,677,341
                                                                                                                 ===================


                * Yields shown are annualized yields at time of purchase.


2



                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Government Obligations Fund
--------------------------------------------------------------------------------
February 29, 2004


     FACE                  SECURITY
    AMOUNT                DESCRIPTION                                                           RATE    MATURITY          VALUE
-------------         --------------------                                                      ----    --------     --------------

                U.S. GOVERNMENT SECURITIES - 96.2%
                FEDERAL FARM CREDIT BANK (FFCB) - DISCOUNT NOTE * - 9.0%
$2,000,000      FFCB                                                                            1.00%   03/22/04        $  1,998,833
                                                                                                                    ----------------

                FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTES * - 87.2%
 1,000,000      FHLB                                                                            1.03    03/10/04             999,743
 3,200,000      FHLB                                                                            1.04    03/12/04           3,198,983
 1,000,000      FHLB                                                                            0.99    03/31/04             999,175
 2,970,000      FHLB                                                                            0.98    04/07/04           2,967,009
 7,600,000      FHLB                                                                            0.99    04/16/04           7,590,323
 3,615,000      FHLB                                                                            0.99    05/19/04           3,607,146
                                                                                                                    ----------------
                                                                                                                          19,362,379
                                                                                                                    ----------------

                Total U.S. Government Securities                                                                          21,361,212
                                                                                                                    ----------------
    SHARES
    ------
                SHORT-TERM INVESTMENT - 3.8%
   831,424      Dreyfus Prime Treasury Cash Management Fund                                                                  831,424
                                                                                                                    ----------------

                Total Investments at Amortized Cost - 100.0%                                                            $ 22,192,636
                Other Assets and Liabilities, Net - 0.0%                                                                       3,396
                                                                                                                    ----------------
                NET ASSETS - 100.0%                                                                                     $ 22,196,032
                                                                                                                    ================


                * Yields shown are annualized yields at time of purchase.


MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Government Fund
--------------------------------------------------------------------------------
February 29, 2004


     FACE                  SECURITY
    AMOUNT                DESCRIPTION                                                           RATE    MATURITY          VALUE
-------------         --------------------                                                      ----    --------     --------------

                U.S. GOVERNMENT SECURITIES - 84.0%
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - Discount Notes * - 28.3%
$50,000,000     FNMA                                                                            1.07%   03/10/04        $ 49,986,687
 30,000,000     FNMA                                                                            1.07    04/07/04          29,967,008
                                                                                                                    ----------------
                Total Federal National Mortgage Association - Discount Notes
                                                                                                                          79,953,695
                                                                                                                    ----------------

                STUDENT LOAN MARKETING ASSOCIATION (SLMA) - DISCOUNT NOTE * - 35.4%
100,000,000     SLMA                                                                            0.91    03/01/04         100,000,000
                                                                                                                    ----------------

                SMALL BUSINESS ADMINISTRATION (SBA) # - 20.3%
     31,203     SBA Pool #500536                                                                3.00    05/25/13              31,767
    324,290     SBA Pool #501077                                                                2.50    11/25/14             324,290
    122,899     SBA Pool #501308                                                                2.50    10/25/15             122,899
    993,763     SBA Pool #501543                                                                2.38    07/25/16             993,763
    148,249     SBA Pool #501690                                                                2.13    12/25/16             148,249
    402,526     SBA Pool #501733                                                                2.00    02/25/17             405,606
    401,348     SBA Pool #501898                                                                2.25    07/25/17             401,348
    449,662     SBA Pool #501989                                                                2.13    10/25/12             453,469
  2,118,157     SBA Pool #502150                                                                2.00    02/25/18           2,131,193
     62,541     SBA Pool #502161                                                                2.00    02/25/18              62,541
    623,305     SBA Pool #502208                                                                2.00    02/25/18             625,547
    140,628     SBA Pool #502306                                                                2.00    02/25/18             140,627
    160,913     SBA Pool #502613                                                                2.00    04/25/19             160,913
     55,868     SBA Pool #502914                                                                2.00    03/25/15              56,254
    382,106     SBA Pool #503058                                                                1.88    07/25/15             382,106
    539,787     SBA Pool #503082                                                                1.88    09/25/20             539,787
    279,852     SBA Pool #503120                                                                1.88    10/25/20             279,852
    948,484     SBA Pool #503121                                                                1.88    09/25/15             951,724
  3,251,209     SBA Pool #503152                                                                1.63    11/25/20           3,251,209
    385,894     SBA Pool #503232                                                                1.63    12/25/15             385,894
    329,478     SBA Pool #503278                                                                1.63    02/25/21             329,498
    729,415     SBA Pool #503429                                                                1.75    06/25/16             730,503
    588,099     SBA Pool #503431                                                                1.75    07/25/21             588,266
  1,454,257     SBA Pool #503461                                                                1.75    09/25/21           1,455,035
    266,179     SBA Pool #503472                                                                1.75    08/25/21             266,179
  1,468,399     SBA Pool #503553                                                                1.63    11/25/21           1,469,530
  2,511,635     SBA Pool #503614                                                                1.63    01/25/22           2,511,635
  1,120,627     SBA Pool #503671                                                                1.63    03/25/22           1,120,627
    873,632     SBA Pool #503754                                                                1.63    05/25/22             874,407
     62,870     SBA Pool #503780                                                                1.63    03/25/22              62,923
  1,217,244     SBA Pool #503882                                                                1.50    09/25/22           1,216,309
    244,993     SBA Pool #503892                                                                1.63    07/25/22             245,250
  1,806,005     SBA Pool #503909                                                                1.50    10/25/22           1,805,391
    992,715     SBA Pool #504015                                                                1.50    01/25/23             992,571
  1,053,433     SBA Pool #504062                                                                1.50    02/25/23           1,053,433
  1,353,063     SBA Pool #504074                                                                1.50    02/25/23           1,353,063
    592,540     SBA Pool #504203                                                                1.63    07/25/13             593,377
  1,028,906     SBA Pool #504269                                                                1.63    05/25/15           1,030,407
    441,726     SBA Pool #504345                                                                1.63    05/25/18             441,726
 10,749,508     SBA Pool #504366                                                                1.38    02/25/24          10,723,944


4



                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Government Fund
--------------------------------------------------------------------------------
February 29, 2004


     FACE                  SECURITY
    AMOUNT                DESCRIPTION                                                           RATE    MATURITY          VALUE
-------------         --------------------                                                      ----    --------     --------------

                SMALL BUSINESS ADMINISTRATION (SBA)
$ 5,938,345     SBA Pool #504719                                                                1.63%   07/25/24       $   5,938,345
  2,311,782     SBA Pool #504727                                                                1.63    09/25/24           2,311,782
  2,923,347     SBA Pool #504765                                                                1.63    10/25/09           2,918,027
  2,992,304     SBA Pool #504769                                                                1.63    10/25/24           2,992,304
  1,765,072     SBA Pool #505204                                                                1.75    09/25/25           1,764,674
    864,205     SBA Pool #505205                                                                1.81    09/25/07             864,100
                                                                                                                    ----------------

                Total Small Business Administration                                                                       57,502,344
                                                                                                                    ----------------

                Total U.S. Government Securities                                                                         237,456,039
                                                                                                                    ----------------

                REPURCHASE AGREEMENTS - 15.4%
 10,823,000     Bank of America Securities LLC, to be repurchased at $10,823,947;
                       collateralized by various U.S. Government Agency Obligations             1.05    03/01/04          10,823,000
 32,630,000     Bear Stearns & Co., Inc., to be repurchased aT $32,632,910;
                       collateralized by various U.S. Government Agency Obligations             1.07    03/01/04          32,630,000
                                                                                                                    ----------------

                Total Repurchase Agreements                                                                               43,453,000
                                                                                                                    ----------------

                Total Investments at Amortized Cost - 99.4%                                                            $ 280,909,039
                Other Assets and Liabilities, Net - 0.6%                                                                   1,677,602
                                                                                                                    ----------------
                NET ASSETS - 100.0%                                                                                    $ 282,586,641
                                                                                                                    ================


*    Yields shown are  annualized yields at time of purchase.
# Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 29, 2004.


MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Cash Fund
--------------------------------------------------------------------------------
February 29, 2004


     FACE                  SECURITY
    AMOUNT                DESCRIPTION                                                           RATE    MATURITY          VALUE
-------------         --------------------                                                      ----    --------     --------------

                U.S. GOVERNMENT SECURITIES - 21.0%
                FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - DISCOUNT NOTE * - 10.5%
$50,000,000     FHLMC                                                                           1.06%   03/25/04        $ 49,964,833
                                                                                                                    ----------------

                Student Loan Marketing Association (SLMA) - DISCOUNT NOTE * - 10.5%
 50,000,000     SLMA                                                                            0.91    03/01/04          50,000,000
                                                                                                                    ----------------

                Total U.S. Government Securities                                                                          99,964,833

                COMMERCIAL PAPER * - 40.2%
 25,000,000     BNP Paribas Finance, Inc.                                                       1.05    05/05/04          24,952,604
 28,000,000     Bank of America Corp.                                                           1.03    04/20/04          27,959,945
 30,000,000     Citigroup Global Markets                                                        1.06    03/03/04          29,998,233
 28,000,000     General Electric Capital Corp.                                                  1.05    05/26/04          27,929,767
 20,000,000     Goldman Sachs Group, Inc.                                                       1.12    03/22/04          19,986,933
 20,000,000     Societe Generale, N.A.                                                          1.09    03/15/04          19,991,522
 20,000,000     UBS Finance Delaware LLC                                                        1.06    03/17/04          19,990,578
 20,000,000     Windmill Funding Corp.                                                          1.02    03/19/04          19,989,800
                                                                                                                    ----------------

                Total Commercial Paper                                                                                   190,799,382
                                                                                                                    ----------------

                CORPORATE NOTES * - 13.6%
  4,500,000     Bear Stearns & Co., Inc.                                                        1.56    09/21/04           4,509,887
 20,000,000     Countrywide Home Loan                                                           1.19    01/18/05          19,999,264
 10,000,000     Credit Suisse First Boston USA, Inc.                                            1.52    12/03/04          10,022,957
 30,000,000     Wells Fargo Bank, N.A.                                                          1.04    06/17/04          30,000,000
                                                                                                                    ----------------

                Total Corporate Notes                                                                                     64,532,108
                                                                                                                    ----------------
                ASSET-BACKED SECURITY #, o  - 3.1%
 14,673,113     Grand Central CDO Ltd.                                                          1.30    09/10/38          14,673,113
                                                                                                                    ----------------
                REPURCHASE AGREEMENTS - 22.1%
 11,994,000     Bank of America Securities LLC, to be repurchased at $11,995,049;
                       collateralized by various U.S. Government Agency Obligations             1.05    03/01/04          11,994,000
 46,000,000     Bank of America Securities LLC, to be repurchased at $46,004,063;
                       collateralized by various U.S. Government Agency Obligations             1.06    03/01/04          46,000,000
 47,000,000     Merrill Lynch, Pierce, Fenner & Smtih, Inc., to be repurchased at $47,004,034;
                       collateralized by various U.S. Government Agency Obligations             1.03    03/01/04          47,000,000
                                                                                                                    ----------------

                Total Repurchase Agreements                                                                             104,994,000
                                                                                                                    ----------------
                Total Investments at Amortized Cost - 100.0%                                                           $ 474,963,436
                Other Assets and Liabilities, Net - 0.0%                                                                   (167,889)
                                                                                                                     ---------------
                NET ASSETS - 100.0%                                                                                    $ 474,795,547
                                                                                                                     ---------------


*    Yields shown are annualized yields at time of purchase.
# Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 29, 2004.
o Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities
     Act of 1933, as amended. These securities have been determined to be liquid by the adviser pursuant to procedures approved by the Board of Trustees.
     CDO - Collateralized Debt Obligations.


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------
February 29, 2004

                                                                               DAILY ASSETS
                                                             DAILY ASSETS       GOVERNMENT       DAILY ASSETS      DAILY ASSETS
                                                               TREASURY         OBLIGATIONS       GOVERNMENT           CASH
                                                                 FUND              FUND              FUND              FUND
                                                            ----------------  ----------------  ----------------  ----------------
Assets
  Investments:
     Securities at amortized cost                             $ 199,751,069      $ 22,192,636     $ 237,456,039     $ 369,969,436
     Repurchase agreements                                       73,125,000                 -        43,453,000       104,994,000
  Cash                                                               34,241               625            34,174            28,910
  Receivables:
     Interest                                                         5,959               571           163,216           199,436
     Investment securities sold                                           -                 -         1,861,555                 -
  Prepaid expenses and other assets                                   1,758            18,344             8,291            54,407
                                                            ----------------  ----------------  ----------------  ----------------
Total Assets                                                    272,918,027        22,212,176       282,976,275       475,246,189
                                                            ----------------  ----------------  ----------------  ----------------

Liabilities
  Payables:
     Dividends                                                      114,392            15,081           164,360           174,391
  Accrued expenses:
     Payables to related parties                                     37,373               220            42,280            78,922
     Trustees' fees and expenses                                      4,233               275             6,415             7,423
     Other expenses                                                  84,688               568           135,976           189,906
  Other liabilities                                                       -                 -            40,603                 -
                                                            ----------------  ----------------  ----------------  ----------------
Total Liabilities                                                   240,686            16,144           389,634           450,642
                                                            ----------------  ----------------  ----------------  ----------------

Net Assets                                                    $ 272,677,341      $ 22,196,032     $ 282,586,641     $ 474,795,547
                                                            ================  ================  ================  ================

Components of Net Assets
  Paid in capital                                             $ 272,677,459      $ 22,220,095     $ 282,615,206     $ 474,807,734
  Undistributed (distributions in
        excess of net investment income)                                (82)              149           (30,777)             (546)
  Accumulated net realized gain (loss)                                  (36)          (24,212)            2,212           (11,641)
                                                            ----------------  ----------------  ----------------  ----------------

Net Assets                                                    $ 272,677,341      $ 22,196,032     $ 282,586,641     $ 474,795,547
                                                            ================  ================  ================  ================

Net Assets by Class of Shares
  Preferred Shares                                                      $ -               $ -       $ 9,648,679       $ 5,044,421
  Universal Shares                                              151,832,971        22,196,032        82,137,096        81,478,913
  Institutional Service Shares                                   24,441,853                 -        51,383,163        24,941,731
  Institutional Shares                                                    -                 -        82,812,865       102,025,256
  Investor Shares                                                96,402,517                 -        56,604,838       261,305,226

                                                            ----------------  ----------------  ----------------  ----------------
Net Assets                                                    $ 272,677,341      $ 22,196,032     $ 282,586,641     $ 474,795,547
                                                            ================  ================  ================  ================

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                        -                 -         9,647,881         5,044,810
  Universal Shares                                              151,842,000        22,219,919        82,176,576        81,498,036
  Institutional Service Shares                                   24,435,507                 -        51,383,243        24,946,912
  Institutional Shares                                                    -                 -        82,807,813       102,040,672
  Investor Shares                                                96,399,964                 -        56,599,706       261,353,989

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                             $ 1.00            $ 1.00            $ 1.00            $ 1.00


See Notes to Financial Statements.


MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------
Six Months Ended February 29, 2004

                                                                                  DAILY ASSETS
                                                                DAILY ASSETS       GOVERNMENT       DAILY ASSETS      DAILY ASSETS
                                                                  TREASURY         OBLIGATIONS       GOVERNMENT           CASH
                                                                    FUND              FUND              FUND              FUND
                                                            ----------------  ----------------  ----------------  ----------------
Investment Income:
  Interest income                                                $ 1,284,966         $ 116,337      $ 5,004,153      $ 3,115,453
  Dividend income                                                     24,296             3,106           23,756           25,392
                                                                -------------    --------------   --------------   --------------
Total Investment Income                                            1,309,262           119,443        5,027,909        3,140,845
                                                                -------------    --------------   --------------   --------------

Expenses:
  Investment advisory                                                 48,004             5,794          165,369           99,778
  Administration
    Preferred Shares                                                       -                 -          311,053            5,015
    Universal Shares                                                  75,214            12,747           66,507           60,464
    Institutional Service Shares                                      15,849                 -           44,827           19,936
    Institutional Shares                                                   -                 -           44,913           48,924
    Investor Shares                                                   55,349                 -           35,616          169,796
  Shareholder services
    Institutional Service Shares                                      28,819                 -           81,503           36,269
    Institutional Shares                                                   -                 -           81,659           89,003
    Investor Shares                                                  100,631                 -           64,757          308,661
  Distribution
    Investor Shares                                                  125,787                 -           80,945          385,823
  Transfer agency
    Preferred Shares                                                       -                 -           12,556            3,612
    Universal Shares                                                  41,738            14,130           38,163           34,576
    Institutional Service Shares                                      20,249                 -           46,646           23,536
    Institutional Shares                                                   -                 -           87,977           96,635
    Investor Shares                                                  110,860                 -           71,026          325,652
  Custody                                                             16,638             1,449           57,152           34,562
  Professional services                                               12,035            14,423           13,313           14,981
  Accounting                                                          36,508            19,958           51,104           52,342
  Trustees' fees and expenses                                            350               125            4,976            3,041
  Miscellaneous                                                       20,190             5,435           46,341           57,464
                                                                -------------    --------------   --------------   --------------
Total Expenses                                                       708,221            74,061        1,406,403        1,870,070
  Expenses reimbursed and fees waived                                (80,373)          (50,496)        (269,378)        (115,505)
                                                                -------------    --------------   --------------   --------------
Net Expenses                                                         627,848            23,565        1,137,025        1,754,565
                                                                -------------    --------------   --------------   --------------
Net Investment Income                                                681,414            95,878        3,890,884        1,386,280
                                                                -------------    --------------   --------------   --------------

Net Realized Gain (Loss) on Investments                                    -                40            1,250             (333)
                                                                -------------    --------------   --------------   --------------
Increase in Net Assets from Operations                             $ 681,414          $ 95,918      $ 3,892,134      $ 1,385,947
                                                                =============    ==============   ==============   ==============


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                             DAILY ASSETS
                                                                 TREASURY FUND                     GOVERNMENT OBLIGATIONS FUND
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                      FEBRUARY 29, 2004   AUGUST 31, 2003      FEBRUARY 29, 2004   AUGUST 31, 2003
                                                      -------------------------------------    -------------------------------------

Operations
  Net investment income                                 $     681,414      $   1,031,564       $      95,878      $     312,641
  Net realized gain (loss) on investments                           -                  -                 40                  -
  Net realized gain (loss) on investments
      from Portfolios                                               -                (40)                 -                (10)
                                                      ---------------- ------------------    ---------------  -----------------
Increase in Net Assets from Operations                        681,414          1,031,524             95,918            312,631
                                                      ---------------- ------------------    ---------------  -----------------

Distributions to Shareholders from
  Net investment income--Universal Shares                    (538,216)          (256,355)          (105,653)          (308,095) (d)
  Net investment income--Institutional Service Shares         (77,665)          (272,364) (b)             -            (13,659) (c)
  Net investment income--Investor Shares                      (75,226)          (511,818)                 -             (2,232) (c)
  Net investment income--Service Shares (a)                         -             (6,421)                 -                  -
                                                      ---------------- ------------------    ---------------  -----------------
Total Distributions to Shareholders                          (691,107)        (1,046,958)          (105,653)          (323,986)
                                                      ---------------- ------------------    ---------------  -----------------

Capital Share Transactions
  Sale of shares--Universal Shares                        145,224,825         63,758,141          8,232,689         23,392,457  (d)
  Sale of shares--Institutional Service Shares            165,165,328        788,768,505  (b)             -            960,790  (c)
  Sale of shares--Investor Shares                         878,715,216      2,221,411,726                  -            517,114  (c)
  Sale of shares--Service Shares (a)                                -         29,717,963                  -                  -
  Reinvestment of distributions--Universal Shares                 349              4,620              2,093              3,444  (d)
  Reinvestment of distributions--Institutional Service Shares  31,875            106,985  (b)             -             13,655  (c)
  Reinvestment of distributions--Investor Shares               61,227            511,763                  -              2,225  (c)
  Reinvestment of distributions--Service Shares (a)                 -              6,421                  -                  -
  Redemption of shares--Universal Shares                 (133,524,467)       (60,521,256)       (10,781,064)       (24,392,971) (d)
  Redemption of shares--Institutional Service Shares     (175,828,163)      (781,026,237) (b)             -         (2,726,685) (c)
  Redemption of shares--Investor Shares                  (879,197,190)    (2,258,845,469)                 -           (910,051) (c)
  Redemption of shares--Service Shares (a)                          -        (32,233,218)                 -                  -
  Transactions due to reorganization--Universal Shares
    (Notes 1 and 5)                                                 -        136,794,829                  -                  -
  Transactions due to reorganization--Institutional Service
    Shares (Notes 1 and 5)                                          -          7,158,960                  -                  -
                                                      ---------------- ------------------    ---------------  -----------------
Increase (Decrease) from Capital Transactions                 649,000        115,613,733         (2,546,282)        (3,140,022)
                                                      ---------------- ------------------    ---------------  -----------------
Increase (Decrease) in Net Assets                             639,307        115,598,299         (2,556,017)        (3,151,377)
                                                      ---------------- ------------------    ---------------  -----------------

Net Assets
 Beginning of Period                                      272,038,034        156,439,735         24,752,049         27,903,426
                                                      ---------------- ------------------    ---------------  -----------------
 End of Period                                          $ 272,677,341      $ 272,038,034       $ 22,196,032       $ 24,752,049
                                                      ================ ==================    ===============  =================

Undistributed (distributions in excess of) Net
    Investment Income                                   $         (82)     $       9,611       $        149       $      9,924
                                                      ---------------- ------------------    ---------------  -----------------


(a)  On February 10, 2003, Service Shares ceased operations.
(b)  On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c)  On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d)  On July 22, 2003, Institutional Shares were redesignated as Universal Shares.


See Notes to Financial Statements.


MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                             DAILY ASSETS
                                                                 TREASURY FUND                     GOVERNMENT OBLIGATIONS FUND
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                      FEBRUARY 29, 2004   AUGUST 31, 2003      FEBRUARY 29, 2004   AUGUST 31, 2003
                                                      -------------------------------------    -------------------------------------

Share Transactions
  Sale of shares--Universal Shares                        145,224,827         63,758,144          8,232,688         23,392,207  (d)
  Sale of shares--Institutional Service Shares            165,165,327        788,768,505 (b)              -            960,024  (c)
  Sale of shares--Investor Shares                         878,715,216      2,221,411,726                  -            516,995  (c)
  Sale of shares--Service Shares (a)                                -         29,717,963                  -                  -
  Reinvestment of distributions--Universal Shares                 349              4,621              2,093              3,444  (d)
  Reinvestment of distributions--Institutional Service Shares  31,875            106,985 (b)              -             13,655  (c)
  Reinvestment of distributions--Investor Shares               61,227            511,763                  -              2,225  (c)
  Reinvestment of distributions--Service Shares (a)                 -              6,421                  -                  -
  Redemption of shares--Universal Shares                 (133,524,467)       (60,521,256)       (10,781,064)       (24,392,203) (d)
  Redemption of shares--Institutional Service Shares     (175,828,163)      (781,026,237)(b)              -         (2,726,685) (c)
  Redemption of shares--Investor Shares                  (879,197,190)    (2,258,845,469)                 -           (910,046) (c)
  Redemption of shares--Service Shares (a)                          -        (32,233,218)                 -                  -
  Transactions due to reorganization--Universal Shares
        (Notes 1 and 5)                                             -        136,795,448                  -                  -
  Transactions due to reorganization--Institutional Service
        Shares (Notes 1 and 5)                                      -          7,158,341                  -                  -
                                                       --------------- ------------------    ---------------  -----------------
Increase (Decrease) in Shares                                 649,001        115,613,737         (2,546,283)        (3,140,384)
                                                       =============== ==================    ===============  =================


(a)  On February 10, 2003, Service Shares ceased operations.
(b)  On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c)  On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d)  On July 22, 2003, Institutional Shares were redesignated as Universal Shares.


See Notes to Financial Statements.


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    DAILY ASSETS                           DAILY ASSETS
                                                                  GOVERNMENT FUND                            CASH FUND
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                      FEBRUARY 29, 2004   AUGUST 31, 2003      FEBRUARY 29, 2004   AUGUST 31, 2003
                                                      -------------------------------------    -------------------------------------

Operations
  Net investment income                                   $   3,890,884    $   3,387,985       $   1,386,280      $   6,339,246
  Net realized gain (loss) on investments                         1,250                -                (333)            (5,268)
  Net realized gain (loss) on investments allocated
      from Portfolios                                                 -            1,354                   -             (5,698)
                                                        ----------------   --------------    ----------------   ----------------
Increase in Net Assets from Operations                        3,892,134        3,389,339           1,385,947          6,328,280
                                                        ----------------   --------------    ----------------   ----------------

Distributions to Shareholders from
  Net investment income--Preferred Shares                    (2,777,795)        (621,089)            (45,598)          (151,590)
  Net investment income--Universal Shares                      (544,945)      (1,413,090)           (512,475)        (1,103,415)
  Net investment income--Institutional Service Shares          (265,287)        (110,393)(b)        (124,272)           (57,923)(b)
  Net investment income--Institutional Shares                  (217,458)        (880,906)           (250,303)        (1,997,736)
  Net investment income--Investor Shares                        (85,120)        (370,340)           (454,178)        (3,058,136)
  Net investment income--Service Shares (a)                           -           (3,730)                  -             (8,311)
                                                        ----------------   --------------    ----------------   ----------------
Total Distributions to Shareholders                          (3,890,605)      (3,399,548)         (1,386,826)        (6,377,111)
                                                        ----------------   --------------    ----------------   ----------------

Capital Share Transactions
  Sale of shares--Preferred Shares                        3,746,790,145      774,265,384          72,380,843        134,949,972
  Sale of shares--Universal Shares                          206,294,126      618,388,835         853,405,167        545,045,220
  Sale of shares--Institutional Service Shares              189,497,382       97,674,061 (b)    188,719,213          79,389,684 (b)
  Sale of shares--Institutional Shares                      410,320,519      634,925,725         457,128,096        934,006,867
  Sale of shares--Investor Shares                           456,403,094      860,191,768       2,579,921,946      5,847,733,697
  Sale of shares--Service Shares (a)                                  -       32,275,958                   -         35,906,214
  Reinvestment of distributions--Preferred Shares             2,733,229          598,859              19,606             90,085
  Reinvestment of distributions--Universal Shares               209,680        1,221,360             269,719            904,881
  Reinvestment of distributions--Institutional Service Shares    69,914           46,875 (b)          87,951             54,087 (b)
  Reinvestment of distributions--Institutional Shares           110,900          584,103             140,933          1,578,425
  Reinvestment of distributions--Investor Shares                 69,768          370,394             361,894          2,870,274
  Reinvestment of distributions--Service Shares (a)                   -            3,730                   -              8,312
  Redemption of shares--Preferred Shares                 (3,751,424,481)    (775,355,933)        (70,335,289)      (145,153,730)
  Redemption of shares--Universal Shares                   (238,539,723)    (652,099,960)       (877,036,679)      (530,370,168)
  Redemption of shares--Institutional Service Shares       (214,457,752)     (84,691,606)(b)    (200,741,295)       (72,324,735)(b)
  Redemption of shares--Institutional Shares               (418,358,970)    (662,241,985)       (447,429,982)    (1,190,855,020)
  Redemption of shares--Investor Shares                    (447,250,885)    (872,270,125)     (2,622,367,197)    (6,194,764,416)
  Redemption of shares--Service Shares (a)                            -      (33,658,096)                  -        (43,608,634)
  Transactions due to reorganization--Universal Shares
        (Notes 1 and 5)                                               -       65,240,533                   -         42,432,455
  Transactions due to reorganization--Institutional Service
        Shares (Notes 1 and 5)                                        -       63,244,162                   -         29,757,106
  Transactions due to reorganization--Investor Shares
        (Notes 1 and 5)                                               -          695,432                   -          1,292,555
                                                        ----------------   --------------    ----------------   ----------------
Increase (Decrease) Decrease from Capital Transactions      (57,533,054)      69,409,474         (65,475,074)      (521,056,869)
                                                        ----------------   --------------    ----------------   ----------------
Increase (Decrease) in Net Assets                           (57,531,525)      69,399,265         (65,475,953)      (521,105,700)
                                                        ----------------   --------------    ----------------   ----------------

Net Assets
 Beginning of Period                                        340,118,166      270,718,901         540,271,500      1,061,377,200
                                                        ----------------   --------------    ----------------   ----------------
 End of Period                                            $ 282,586,641    $ 340,118,166       $ 474,795,547      $ 540,271,500
                                                        ================   ==============    ================   ================

Undistributed (distributions in excess of) Net
    Investment Income                                     $     (30,777)   $     (31,056)      $        (546)     $           -
                                                        ----------------   --------------    ----------------   ----------------


(a)  On February 10, 2003, Service Shares ceased operations.
(b)  On June 9, 2003, Institutional Service Shares commenced operations.


See Notes to Financial Statements.


MONARCH FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    DAILY ASSETS                           DAILY ASSETS
                                                                  GOVERNMENT FUND                            CASH FUND
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                      FEBRUARY 29, 2004   AUGUST 31, 2003      FEBRUARY 29, 2004   AUGUST 31, 2003
                                                      -------------------------------------    -------------------------------------
Share Transactions
  Sale of shares--Preferred Shares                             3,746,790,145    774,265,384          72,380,844     134,949,972
  Sale of shares--Universal Shares                               206,294,127    618,388,835         853,405,167     545,045,222
  Sale of shares--Institutional Service Shares                   189,497,382     97,674,061 (b)     188,719,213      79,389,684  (b)
  Sale of shares--Institutional Shares                           410,320,519    634,925,725         457,128,096     934,006,868
  Sale of shares--Investor Shares                                456,403,094    860,191,768       2,579,921,947   5,847,733,697
  Sale of shares--Service Shares (a)                                       -     32,275,958                   -      35,906,215
  Reinvestment of distributions--Preferred Shares                  2,733,229        598,859              19,606          90,085
  Reinvestment of distributions--Universal Shares                    209,680      1,221,360             269,719         904,881
  Reinvestment of distributions--Institutional Service Shares         69,914         46,875 (b)          87,951          54,087  (b)
  Reinvestment of distributions--Institutional Shares                110,900        584,103             140,933       1,578,426
  Reinvestment of distributions--Investor Shares                      69,768        370,394             361,894       2,870,274
  Reinvestment of distributions--Service Shares (a)                        -          3,730                   -           8,311
  Redemption of shares--Preferred Shares                      (3,751,424,481)  (775,355,933)        (70,335,289)   (145,153,307)
  Redemption of shares--Universal Shares                        (238,539,723)  (652,099,960)       (877,036,679)   (530,355,298)
  Redemption of shares--Institutional Service Shares            (214,457,752)   (84,691,606)(b)    (200,741,295)    (72,319,505) (b)
  Redemption of shares--Institutional Shares                    (418,358,970)  (662,241,985)       (447,429,982) (1,190,841,943)
  Redemption of shares--Investor Shares                         (447,250,885)  (872,270,125)     (2,622,367,197) (6,194,721,376)
  Redemption of shares--Service Shares (a)                                 -    (33,658,096)                  -     (43,608,634)
  Transactions due to reorganization--Universal Shares
        (Notes 1 and 5)                                                    -     65,240,211                   -      42,433,148
  Transactions due to reorganization--Institutional Service
        Shares (Notes 1 and 5)                                             -     63,244,369                   -      29,756,777
  Transactions due to reorganization--Investor Shares
        (Notes 1 and 5)                                                    -        695,485                   -       1,292,578
                                                             ---------------- --------------    ---------------- ---------------
Increase (Decrease) in Shares                                    (57,533,053)    69,409,412         (65,475,072)   (520,979,838)
                                                             ================ ==============    ================ ===============


(a)  On February 10, 2003, Service Shares ceased operations.
(b)  On June 9, 2003, Institutional Service Shares commenced operations.


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                                                                               RATIOS/SUPPLEMENTAL
                                               SELECTED DATA FOR A SINGLE SHARE                                       DATA
                                       ------------------------------------------------                      -----------------------
                                                                                                                 Ratios to Average
                                                                                                                   Net Assets (a)
                            Beginning               Net     Distri-     Distri-   Ending          Net Assets -----------------------
                            Net Asset    Net     Realized   butions     butions   Net Asset         at End              Net
                            Value Per Investment  Gain on   from Net    from Net   Value           of Period           Invest  Gross
 Year Ended August 31,        Share     Income    Invest-  Investment  Realized  Per Share Total     (000's     Net   -ment Expenses
 (except as noted)                                 ments     Income      Gains           Return (b) Omitted)  Expenses Income    (c)
----------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY FUND
Universal Shares
----------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004          $ 1.00       - (e)    -             - (e) -       $1.00     0.39%   $151,833     0.20%  0.78%   0.27%
   2003                         1.00    0.01        -         (0.01)    -        1.00     1.10%    140,137     0.21%  0.80%   0.37%
   2002                         1.00    0.02        - (e)     (0.02)    - (e)    1.00     1.82%        105     0.20%  1.81%   8.77%
   2001                         1.00    0.05        -         (0.05)    -        1.00     5.24%        102     0.20%  6.22%   0.92%
   2000 (d)                     1.00    0.04        -         (0.04)    -        1.00     4.02%      5,976     0.20%  5.86%   0.38%
Institutional Service Shares (f)
----------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)    -             - (e) -        1.00     0.27%     24,442     0.45%  0.53%   0.56%
   2003                         1.00    0.01        -         (0.01)    -        1.00     0.84%     35,074     0.45%  0.84%   0.67%
   2002                         1.00    0.02        - (e)     (0.02)    - (e)    1.00     1.57%     20,068     0.45%  1.68%   0.62%
   2001                         1.00    0.05        -         (0.05)    -        1.00     4.92%     50,554     0.45%  4.57%   0.61%
   2000                         1.00    0.05        -         (0.05)    -        1.00     5.47%     30,480     0.45%  5.30%   0.62%
   1999                         1.00    0.04        - (e)     (0.04)    - (e)    1.00     4.50%     55,134     0.45%  4.43%   0.62%
Investor Shares
----------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)    -             - (e) -        1.00     0.07%     96,402     0.84%  0.14%   0.88%
   2003                         1.00       - (e)    -             - (e) -        1.00     0.45%     96,827     0.84%  0.45%   0.90%
   2002                         1.00    0.01        - (e)     (0.01)    - (e)    1.00     1.17%    133,758     0.85%  1.22%   0.87%
   2001                         1.00    0.04        -         (0.04)    -        1.00     4.52%    233,138     0.84%  4.52%   0.84%
   2000                         1.00    0.05        -         (0.05)    -        1.00     5.06%    314,305     0.84%  5.01%   0.85%
   1999                         1.00    0.04        - (e)     (0.04)    - (e)    1.00     4.10%    232,624     0.83%  4.02%   0.89%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Universal Shares (g)
----------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)    - (e)        - (e)  -        1.00     0.45%     22,196     0.20%  0.83%   0.64%
   2003                         1.00    0.01        -         (0.01)    -        1.00     1.18%     24,752     0.20%  1.14%   0.48%
   2002                         1.00    0.02        -         (0.02)    -        1.00     1.97%     25,760     0.20%  1.97%   0.71%
   2001                         1.00    0.05        -         (0.05)    -        1.00     5.26%     29,100     0.20%  5.24%   0.57%
   2000                         1.00    0.06        -         (0.06)    -        1.00     5.93%     39,777     0.20%  5.78%   0.65%
   1999                         1.00    0.05        -         (0.05)    -        1.00     4.92%     28,709     0.20%  4.81%   0.61%


(a) All ratios for periods less than a year are annualized.
(b) Not annualized.
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d) See Note 1 for dates of commencement of operations.
(e) Less than $0.01 per share.
(f) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(g) On July 22, 2003, Institutional Shares were redesignated as Universal Shares.


See Notes To Financial Statements.


MONARCH FUNDS
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                                                                               Ratios/Supplemental
                                               SELECTED DATA FOR A SINGLE SHARE                                       DATA
                                       ------------------------------------------------                      -----------------------
                                                                                                                 Ratios to Average
                                                                                                                   Net Assets (a)
                            Beginning               Net     Distri-     Distri-   Ending          Net Assets -----------------------
                            Net Asset    Net     Realized   butions     butions   Net Asset         at End              Net
                            Value Per Investment  Gain on   from Net    from Net   Value           of Period           Invest  Gross
 Year Ended August 31,        Share     Income    Invest-  Investment  Realized  Per Share Total     (000's     Net   -ment Expenses
 (except as noted)                                 ments     Income      Gains           Return (b) Omitted)  Expenses Income    (c)
----------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT FUND
Preferred Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004           $1.00       - (e)   - (e)        - (e)    -      $1.00      0.49%    $9,649   0.11%   0.98%     0.18%
   2003                         1.00    0.01       -         (0.01)      -       1.00      1.40%    11,549   0.11%   1.05%     0.25%
   2002                         1.00    0.02       - (e)     (0.02)      - (e)   1.00      2.25%    12,041   0.12%   2.19%     0.22%
   2001 (d)                     1.00       - (e)   -            - (e)    -       1.00      0.22%         8   0.12%   3.64%    97.77%
Universal Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)        - (e)    -       1.00      0.45%    82,137   0.20%   0.90%     0.26%
   2003                         1.00    0.01       -         (0.01)      -       1.00      1.29%   114,173   0.20%   1.26%     0.28%
   2002                         1.00    0.02       - (e)     (0.02)      - (e)   1.00      2.17%    81,426   0.21%   2.17%     0.25%
   2001                         1.00    0.05       -         (0.05)      -       1.00      5.34%   164,500   0.20%   5.29%     0.23%
   2000                         1.00    0.06       -         (0.06)      -       1.00      5.94%   225,697   0.20%   5.73%     0.24%
   1999                         1.00    0.05       -         (0.05)      -       1.00      5.00%   277,549   0.18%   4.88%     0.25%
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)         - (e)   -       1.00      0.33%    51,383   0.45%   0.65%     0.51%
   2003 (d)                     1.00       - (e)   -             - (e)   -       1.00      0.16%    76,273   0.45%   0.70%     0.58%
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)         - (e)   -       1.00      0.27%    82,813   0.57%   0.53%     0.62%
   2003                         1.00    0.01       -         (0.01)      -       1.00      0.91%    90,740   0.57%   0.92%     0.63%
   2002                         1.00    0.02       - (e)     (0.02)      - (e)   1.00      1.80%   117,476   0.57%   2.05%     0.59%
   2001                         1.00    0.05       -         (0.05)      -       1.00      4.95%   198,324   0.57%   4.80%     0.58%
   2000                         1.00    0.05       -         (0.05)      -       1.00      5.54%   400,418   0.57%   5.41%     0.58%
   1999                         1.00    0.05       -         (0.05)      -       1.00      4.59%   455,239   0.57%   4.50%     0.59%
Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)        - (e)    -       1.00      0.13%    56,605   0.84%   0.26%     0.87%
   2003                         1.00    0.01       -         (0.01)      -       1.00      0.64%    47,383   0.84%   0.63%     0.89%
   2002                         1.00    0.02       - (e)     (0.02)      - (e)   1.00      1.52%    58,397   0.85%   1.43%     0.85%
   2001                         1.00    0.05       -         (0.05)      -       1.00      4.68%    61,546   0.84%   4.51%     0.84%
   2000 (d)                     1.00    0.04       -         (0.04)      -       1.00      3.68%    36,091   0.85%   5.70%     0.97%


(a) All ratios for periods less than a year are annualized.
(b) Not annualized.
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d) See Note 1 for dates of commencement of operations.
(e) Less than $0.01 per share.


See Notes to Financial Statements.


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                                                                               RATIOS/SUPPLEMENTAL
                                               SELECTED DATA FOR A SINGLE SHARE                                       DATA
                                       ------------------------------------------------                      -----------------------
                                                                                                                 Ratios to Average
                                                                                                                   Net Assets (a)
                            Beginning               Net     Distri-     Distri-   Ending          Net Assets -----------------------
                            Net Asset    Net     Realized   butions     butions   Net Asset         at End              Net
                            Value Per Investment  Gain on   from Net    from Net   Value           of Perio d          Invest  Gross
 Year Ended August 31,        Share     Income    Invest-  Investment  Realized  Per Share Total     (000's     Net   -ment Expenses
 (except as noted)                                 ments     Income      Gains           Return (b) Omitted)  Expenses Income    (c)
----------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
Preferred Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004           $1.00    0.01       - (e)   (0.01)        -     $1.00      0.51%    $5,045    0.12%   1.00%    0.27%
   2003                         1.00    0.01       -       (0.01)        -      1.00      1.37%     2,979    0.12%   1.39%    0.30%
   2002                         1.00    0.02       -       (0.02)        -      1.00      2.21%    13,095    0.12%   1.88%    0.20%
   2001 (d)                     1.00       - (e)   -           - (e)     -      1.00      0.22%         8    0.12%   3.76%   91.14%
Universal Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)       - (e)     -      1.00      0.47%     81,479   0.20%   0.93%    0.27%
   2003                         1.00    0.01       -       (0.01)        -      1.00      1.29%    104,842   0.20%   1.24%    0.28%
   2002                         1.00    0.02       -       (0.02)        -      1.00      2.12%     46,833   0.21%   2.03%    0.25%
   2001                         1.00    0.05       -       (0.05)        -      1.00      5.49%     37,236   0.20%   5.68%    0.24%
   2000                         1.00    0.06       -       (0.06)        -      1.00      6.04%     70,451   0.20%   5.84%    0.23%
   1999                         1.00    0.05       -       (0.05)        -      1.00      5.09%     98,705   0.18%   4.99%    0.25%
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)       - (e)     -      1.00      0.34%     24,942   0.45%   0.69%    0.53%
   2003 (d)                     1.00       - (e)   -           - (e)     -      1.00      0.18%     36,876   0.45%   0.76%    0.58%
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)       - (e)     -      1.00      0.28%    102,025   0.57%   0.56%    0.64%
   2003                         1.00    0.01       -       (0.01)        -      1.00      0.92%     92,186   0.57%   1.01%    0.61%
   2002                         1.00    0.02       -       (0.02)        -      1.00      1.75%    347,469   0.57%   1.84%    0.58%
   2001                         1.00    0.05       -       (0.05)        -      1.00      5.11%    736,555   0.57%   5.07%    0.57%
   2000                         1.00    0.06       -       (0.06)        -      1.00      5.65%    863,603   0.58%   5.55%    0.58%
   1999                         1.00    0.05       -       (0.05)        -      1.00      4.68%    569,409   0.57%   4.56%    0.60%
Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
   February 29, 2004            1.00       - (e)   - (e)       - (e)     -      1.00      0.15%    261,305   0.84%   0.29%    0.86%
   2003                         1.00    0.01       -       (0.01)        -      1.00      0.64%    303,389   0.84%   0.68%    0.86%
   2002                         1.00    0.01       -       (0.01)        -      1.00      1.48%    646,285   0.83%   1.51%    0.83%
   2001                         1.00    0.05       -       (0.05)        -      1.00      4.85%    791,138   0.82%   4.78%    0.82%
   2000                         1.00    0.05       -       (0.05)        -      1.00      5.38%    994,191   0.83%   5.40%    0.85%
   1999                         1.00    0.04       -       (0.04)        -      1.00      4.41%    269,421   0.83%   4.30%     0.85%


(a) All ratios for periods less than a year are annualized.
(b) Not annualized.
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d) See Note 1 for dates of commencement of operations.
(e) Less than $0.01 per share.


See Notes To Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2004

NOTE 1. SUMMARY OR ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of February 29, 2004, and the dates on which they commenced operations were as follows:

     Daily Assets Treasury Fund              Universal Shares                     December 30, 1999
     Daily Assets Treasury Fund              Institutional Service Shares             July 12, 1993
     Daily Assets Treasury Fund              Investor Shares                       October 25, 1995
     Daily Assets Government Obligations     Universal Shares                        March 13, 1998
     Daily Assets Government Fund            Preferred Shares                       August 10, 2001
     Daily Assets Government Fund            Universal Shares                      October 29, 1992
     Daily Assets Government Fund            Institutional Service Shares              June 9, 2003
     Daily Assets Government Fund            Institutional Shares                     July 15, 1993
     Daily Assets Government Fund            Investor Shares                      December 30, 1999
     Daily Assets Cash Fund                  Preferred Shares                       August 10, 2001
     Daily Assets Cash Fund                  Universal Shares                      December 1, 1992
     Daily Assets Cash Fund                  Institutional Service Shares              June 9, 2003
     Daily Assets Cash Fund                  Institutional Shares                     July 15, 1993
     Daily Assets Cash Fund                  Investor Shares                          June 16, 1995

Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (each a "Portfolio") of another registered open-end management investment company whose series had the same investment objective and policies as the Funds. Each Fund now invests directly in portfolio securities.

On July 22, 2003, Daily Assets Government Obligations Fund, a newly created series of the Trust, merged with Daily Assets Government Fund (the "Forum Fund"), a series of Forum Funds, another registered investment company. Daily Assets Government Obligations Fund was the accounting successor of that merger and, thus, the financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2004

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Fund's class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Forum Investment Advisors, LLC (the "Adviser") serves as the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of those Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates:
0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Forum Administrative Services, LLC (the "Administrator") and its affiliates provide certain administration, portfolio accounting and transfer agency services to each Fund.

SHAREHOLDER SERVICES The Funds pay a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTION Forum Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with the Administrator or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The Plan obligates the Funds to pay the Distributor as compensation for its services.

MONARCH FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2004

NOTE 4. WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

The Adviser, the Administrator, and the Distributor voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended February 29, 2004, fees waived and expenses reimbursed for each of the Funds were as follows:

                                          DAILY ASSETS
                        DAILY ASSETS       GOVERNMENT          DAILY ASSETS          DAILY ASSETS
                        TREASURY FUND    OBLIGATIONS FUND     GOVERNMENT FUND         CASH FUND
                       --------------   -----------------    -----------------      -------------

Investment Adviser        $   --              $  5,794            $   --              $   --
Administration              11,692              12,627             196,440              10,794
Shareholder Service         33,878                --                46,669              74,434
Transfer Agency             34,189               8,409              26,269              30,277
Distribution                   614                --                  --                  --
Portfolio Accounting          --                18,429                --                  --
Reimbursed Expenses           --                 5,237                --                  --
                          ----------        ----------            ---------          ----------
Total                     $ 80,373            $ 50,496            $269,378            $115,505
                          ==========        ==========            =========          ==========

NOTE 5. REORGANIZATIONS

On June 9, 2003, Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (the "Monarch Funds") acquired all the net assets of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (the "Forum Funds"), respectively. Under the reorganization plan, shareholders of Forum Funds received shares of corresponding series of Monarch Funds with a value equal to their holdings in Forum Funds. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. After the reorganization plan was consummated, each Fund redeemed its investment in its respective Portfolio and began investing directly in investment securities. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                                  BEFORE REORGANIZATION             AFTER REORGANIZATION
                                             ----------------------------------     -----------------
                                                               DAILY ASSETS            DAILY ASSETS
                                               TREASURY          TREASURY                TREASURY
                                               CASH FUND      OBLIGATIONS FUND             FUND
                                             -------------  -------------------     -----------------
Universal Shares
               Shares Outstanding                 105,259             --                 136,900,707
               Net Assets                    $    105,259             --                $136,900,088
Institutional Service Shares
               Shares Outstanding              23,982,275        7,158,341                31,140,616
               Net Assets                    $ 23,990,029     $  7,158,960              $ 31,148,989
Institutional Shares
               Shares Outstanding                    --        136,795,448                      --
               Net Assets                            --       $136,794,829                      --
Investor Shares
               Shares Outstanding             125,118,384             --                 125,118,384
               Net Assets                    $125,127,133             --                $125,127,133


Shareholders of Institutional Shares and Institutional Service Shares of Daily
Assets Treasury Obligations Fund received Universal Shares and Institutional
Service Shares, respectively, of Daily Assets Treasury Fund.


18



                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2004

                                                  BEFORE REORGANIZATION             AFTER REORGANIZATION
                                            ----------------------------------       --------------------
                                                               DAILY ASSETS            DAILY ASSETS
                                              GOVERNMENT         GOVERNMENT              GOVERNMENT
                                              CASH FUND      OBLIGATIONS FUND              FUND
                                            ------------- --------------------       --------------------
Preferred Shares
               Shares Outstanding                   1,001             --                    1,001
               Net Assets                    $      1,001             --             $      1,001
Universal Shares
               Shares Outstanding              70,662,649             --              135,902,860
               Net Assets                    $ 70,622,707             --             $135,863,240
Institutional Service Shares
               Shares Outstanding              63,244,369       63,244,369                   --
               Net Assets                    $ 63,244,162     $ 63,244,162                   --
Institutional Shares
               Shares Outstanding              93,296,961       65,240,211             93,296,961
               Net Assets                    $ 93,301,899     $ 65,240,533           $ 93,301,899
Investor Shares
               Shares Outstanding              63,310,358          695,485             64,005,843
               Net Assets                    $ 63,315,472     $    695,432           $ 64,010,904

Shareholders of Institutional Shares and Investor Shares of Daily Assets
Government Obligations Fund received Universal Shares and Investor Shares, respectively, of Daily Assets Government Fund.

                                                   BEFORE REORGANIZATION             AFTER REORGANIZATION
                                            ----------------------------------       --------------------
                                                              DAILY ASSETS              DAILY ASSETS
                                               CASH FUND       CASH FUND                 CASH FUND
                                            ------------- --------------------       --------------------
Preferred Shares
               Shares Outstanding               3,938,289             --                3,938,289
               Net Assets                    $  3,938,387             --             $  3,938,387
Universal Shares
               Shares Outstanding              94,445,145             --              136,878,293
               Net Assets                    $ 94,442,900             --             $136,875,355
Institutional Service Shares
               Shares Outstanding                    --         29,756,777             29,756,777
               Net Assets                            --       $ 29,757,106           $ 29,757,106
Institutional Shares
               Shares Outstanding             106,837,539       42,433,148            106,837,539
               Net Assets                    $106,836,012     $ 42,432,455           $106,836,012
Investor Shares
               Shares Outstanding             358,133,508        1,292,578            359,426,086
               Net Assets                    $358,131,496     $  1,292,555           $359,424,051


Shareholders of Institutional Shares and Investor Shares of Daily Assets Cash
Fund received Universal Shares and Investor Shares, respectively, of Daily
Assets Cash Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
February 29, 2004

On July 22, 2003, Daily Assets Government Fund, (the "Forum Fund"), reorganized into Daily Assets Government Obligations Fund, a newly created Monarch series, and transferred its assets and liabilities to Daily Assets Government Obligations Fund. As a result, Universal Shares of the Fund acquired the net assets of the Institutional Shares class of the Forum Fund. Financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                                BEFORE REORGANIZATION             AFTER REORGANIZATION
                                            -----------------------------     --------------------
                                                    DAILY ASSETS                   DAILY ASSETS
                                                     GOVERNMENT              GOVERNMENT OBLIGATIONS
                                                        FUND                          FUND
                                            -----------------------------     --------------------
Universal Shares
               Shares Outstanding                       --                         26,349,971
               Net Assets                               --                        $26,338,017

Institutional Shares
               Shares Outstanding               26,349,971                              --
               Net Assets                      $26,338,017                              --

Shareholders of Institutional Shares of Daily Assets Government Fund received Universal Shares of Daily Assets Government Obligations Fund.

NOTE 6. PROXY VOTING INFORMATION

A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling (800) 754-8757. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

  FOR MORE INFORMATION                                           MONARCH
                                                                  FUNDS




                                                               DAILY ASSETS
                                                              TREASURY FUND

                                                         DAILY ASSETS GOVERNMENT
                                                             OBLIGATIONS FUND

                                                               DAILY ASSETS
                                                             GOVERNMENT FUND

                                                         DAILY ASSETS CASH FUND


                           TRANSFER AGENT
                   Forum Shareholder Services, LLC
                            P.O. Box 446
                        Portland, Maine 04112


                             DISTRIBUTOR
                     Forum Fund Services, LLC
                        Two Portland Square
                        Portland, Maine 04101

                                                                MONARCH FUNDS
         This report is authorized for distribution only to     P.O. Box 446
         shareholders and to others who have received a    Portland, Maine 04112
          copy of an applicable Monarch Funds prospectus.      (800) 754-8757


ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the the registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MONARCH FUNDS

By       /s/ STACEY E. HONG
         -------------------------
         Stacey E. Hong, Treasurer

Date     MAY 5, 2004
         -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/DAVID I. GOLDSTEIN
         -----------------------------
         David I. Goldstein, President

Date     MAY 5, 2004
         -----------------------------


By       /s/ STACEY E. HONG
         -------------------------
         Stacey E. Hong, Treasurer

Date     MAY 5, 2004
         -----------------------------